CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net loss	$ (3,979)	$ (3,614)	$ (7,937)	$ (5,274)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	1,141	897	2,229	1,685
Stock-based compensation	2,261	1,232	3,705	2,156
Amortization of intangible assets	234	152	471	304
Increase (decrease) in accrued severance pay, net	12	(1)	(60)	0
Decrease (increase) in other assets	(458)	(1)	1,041	159
Decrease in accrued interest and amortization of premium on marketable securities	32	57	107	228
Changes in operating leases, net	(479)	544	(711)	(167)
Decrease (increase) in trade receivables	(3,113)	1,616	(10,256)	7,484
Decrease (Increase) in other receivables and prepaid expenses	3,094	(518)	3,522	(919)
Decrease (Increase) in inventories	4,246	(2,113)	3,289	(6,598)
Decrease in long-term deferred taxes, net	103	20	175	104
Increase (Decrease) in trade payables	334	(6,468)	(536)	(4,200)
Increase (decrease) in employees and payroll accruals	1,286	1,024	(623)	(301)
Increase (decrease) in deferred revenues	1,640	4,169	16,612	(1,457)
Increase (Decrease) in other payables, accrued expenses and other long term liabilities	(2,761)	2,235	(3,364)	517
Net cash provided by (used in) operating activities	3,593	(769)	7,664	(6,279)
Cash flows from investing activities:
Decrease (increase) in restricted deposit	(2,440)	9,002	(2,874)	10,502
Redemption of (Investment in) short-term deposits	100	(14,200)	(24,200)	(9,443)
Purchase of property and equipment	(1,934)	(2,345)	(3,629)	(3,696)
Investment in available-for sale marketable securities	0	0	0	(375)
Proceeds from sales and maturity of available-for sale marketable securities	3,231	8,523	7,579	21,446
Net cash provided by (used in) investing activities	(1,043)	980	(23,124)	18,434
Cash flows from financing activities:
Proceeds from exercise of stock options	908	837	2,467	1,457
Net cash provided by financing activities	908	837	2,467	1,457
Increase (Decrease) in cash and cash equivalents	3,458	1,048	(12,993)	13,612
Cash and cash equivalents at the beginning of the period	7,148	29,494	23,599	16,930
Cash and cash equivalents at the end of the period	$ 10,606	$ 30,542	$ 10,606	$ 30,542